SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENT

21.	SHARE-BASED PAYMENT

Share-based payment

On June 26, 2023, the Board of Directors of the Company approved to grant share-based payment of 180,000 common shares for consultant’s service between June 26 to December 25, 2023. As the Group cannot measure reliably the fair value of the service received, it is based on the fair value of the common shares granted measured over the period the services is received. The Group recognized administrative expenses associated with the consultant service reward with a corresponding increase in equity using the average fair value of the common shares over the service period. The 180.000 common shares were vested and issued in 2023.

Warrants relating to the placement

The Company issued and sold an aggregate of 1,487,870 of its common shares at a price of US$2.20 per share to certain institutional investors on February 21, 2024 through a private placement. In a concurrent private placement, the Company issued the warrants:

(i) to the institutional investors (the “investor warrants”), which gave the right to purchase an aggregate of 1,115,903 common shares of the Company with an exercise price of US$3.00 per share. The investor warrants are exercisable up to 42 months after February 21, 2024. The Company recognized the investor warrants issued as derivative financial liabilities as the investors have the right to exercise their warrants on a cashless basis according to the agreement clause.

(ii) to the placement agent (the “agent warrants”) as part of placement service fees, which gave the right to purchase an aggregate of 74,394 common shares with an exercise price of US$2.20 per share. The agent warrants are exercisable up to 42 months after February 21, 2024. There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for the warrants. The Group accounts for the warrants as equity-settled share-based payment, and recognized other capital reserves in an amount of CNY483 (US$67*), which represented the fair value of agent warrants as of issuance date. The fair value of services recorded is not used since it cannot be reliably estimated. The amount was allocated to the issuance of the common shares and investor warrants according to their relative fair values at the date of issuance and CNY 359 (US$50*) and CNY124 (US$17*) were charged to share capital and administrative expenses, respectively.

The fair value of the agent warrants is estimated at the issue date using a binomial lattice pricing model using significant observable inputs including underlying spot price of the Company's ordinary shares, exercise price, time to expiration, risk-free rate and equity volatility, etc.

*As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the transaction date, February 21, 2024.

(a)	Expense arising from share-based payment transactions

The expense recognized during the year for above share-based payments is shown in the following table:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Consultants share-based payment expense	3,074	483	—	—

(b)	Movements during the year

The following table illustrates the number of, and movements in, agent warrants during the year:

	Number of shares	Exercise price per share
		US$

Outstanding as of December 31, 2023	79,200	3.115
Expired	(79,200)	—
Issued during the year	74,394	2.20
Outstanding as of December 31, 2024	74,394	2.20
Effect of Eight-to-One Share Combination (Note 19)	(65,094)	—
Outstanding as of December 31, 2025	9,300	17.60	*

The remaining contractual life for the agent warrants as of December 31, 2025 and 2024, were 1.63 years and 2.63 years, respectively.

* On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The exercise price was revised to $17.60 per share.

The following table illustrates the number of, and movements in share options during the year:

	Number of shares	Exercise price per share
		US$

Outstanding as of December 31, 2023 and 2024	1,620,000	3.115
Effect of Eight-to-One Share Combination (Note 19)	(1,417,500)	—
Expired*	(202,500)	—
Outstanding as of December 31, 2025	—	—

*	The share options expired and lapsed on July 13, 2025, in accordance with the terms of the share option plan.

(c)	Inputs to the models

The following tables list the inputs to the models used for agent warrants for the year ended December 31, 2024:

Agent warrants 2024

Fair value at the measurement date (US$)	24,451
Fair value at the measurement date (CNY)	178,443
Expected volatility (%)	121.79
Risk-free interest rate (%)	4.17
Expected life (years)	2.63
Share price (US$)	0.68

The expected life of share options and agent warrants is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.